AMOUNTS DUE FROM RELATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Total	$ 2,216	$ 141
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	166	140
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	84	1
Xi'an Tech Team Investment Holdings (Group) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	197	0
Xi’an Techteam Engineering and Industry (Group) Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 1,769	$ 0